Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 7, 2010
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2009 (as revised August 25, 2010)
Disclosure Related to Allianz RCM Global Small-Cap Fund
     Within the Fund Summary relating to the Allianz RCM Global Small-Cap Fund in the Prospectus, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap and U.S. Small Cap Equities strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.
Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010.
Dennis Lai, Portfolio Manager, has managed the Fund since 2010.
Koji Nakatsuka, CFA, CMA, Portfolio Manager, has managed the Fund since 2010.
Andrew Neville, Portfolio Manager, has managed the Fund since 2010.
     The information relating to the Allianz RCM Global Small-Cap Fund contained in the table under “Management of the Funds — Sub-Advisers — RCM” in the Prospectus is hereby restated in its entirety as follows:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
RCM Global Small-Cap Fund**	Louise M. Laufersweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap and U.S. Small Cap Equities strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity portfolios. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist.

	Timothy McCarthy, CFA	2010	Portfolio Manager. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, he worked at FactSet Research Systems as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

	Dennis Lai	2010	Portfolio Manager. Mr. Lai joined the Group as a portfolio manager in June 2003, before which he spent two years as the head of Asian small and mid-

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
			cap research with Cazenove Asia. He is currently the fund manager for Allianz GIS RCM Little Dragons Fund. From 1994, Mr. Lai spent seven years as an investment manager with Special Assets. From 1991 to 1993 he served as chief financial officer for Bridestowe Estates in Australia. From 1986 to 1991 he worked in the accounting sector for Anglo Chinese Corporate Finance, Citicorp and Price Waterhouse in Hong Kong. Mr. Lai attained a Masters of Commerce, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of the Australian Society of Chartered Accountants since 1989 and an associate member of the Securities Institute of Australia since 1994.

	Koji Nakatsuka, CFA, CMA	2010	Portfolio Manager. Prior to joining RCM Japan in 2005 as Portfolio Manager for Mid/Small Caps, Mr. Nakatsuka was managing the Mid/Small Cap Investment Trust (“Issun Boushi”) for Goldman Sachs Asset Management for two years. At Schroder Investment Management Japan, he worked as Equity Analyst for Mid/Small Caps for two years. Mr. Nakatsuka earned his BA in Law at Sophia University.

	Andrew Neville	2010	Portfolio Manager. Mr. Neville joined RCM in July 2004 as a portfolio manager specializing in UK small and midcap company portfolios. He also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Mr. Neville joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Mr. Neville trained as a portfolio manager at AIB Govett Asset Management. Mr. Neville is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

**	The RCM Global Small-Cap Fund’s portfolio management team consists of two U.S.-based portfolio managers, Ms. Laufersweiler and Mr. McCarthy, who are responsible for North American security selection and the Fund’s overall global portfolio construction. They are supported by regional portfolio managers Mr. Lai, who is responsible for Asia-Pacific (ex-Japan) investment opportunities, Mr. Nakatsuka, who is responsible for Japanese investment opportunities, and Mr. Neville, who is responsible for identifying European investment opportunities. Ms. Laufersweiler serves as the Lead Portfolio Manager.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 7, 2010
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of
Dated November 1, 2009 (as revised August 25, 2010)
Disclosure Related to Allianz Funds
     The section entitled “How to Buy and Sell Shares – Investment Minimums” in the Prospectus is revised to reflect that the minimum initial investment in each Fund is $1 million for Institutional Class, Class P and Administrative Class shares and not $5 million. This revision is to correct a typographical error; the minimum initial investment was reduced from $5 million to $1 million effective April 1, 2010 and the Prospectus was supplemented on March 30, 2010 to reflect this change. Each Fund’s Fund Summary correctly reflects the minimum initial investment of $1 million for Institutional Class, Class P and Administrative Class shares.
Disclosure Related to Allianz RCM Global Small-Cap Fund
     Within the Fund Summary relating to the Allianz RCM Global Small-Cap Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap and U.S. Small Cap Equities strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.
Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010.
Dennis Lai, Portfolio Manager, has managed the Fund since 2010.
Koji Nakatsuka, CFA, CMA, Portfolio Manager, has managed the Fund since 2010.
Andrew Neville, Portfolio Manager, has managed the Fund since 2010.
     The information relating to the Allianz RCM Global Small-Cap Fund contained in the table under “Management of the Funds – Sub-Advisers – RCM” in the Prospectus is hereby restated in its entirety as follows:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
RCM Global Small-Cap Fund**	Louise M. Laufersweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap and U.S. Small Cap Equities strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity portfolios. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist.

	Timothy McCarthy, CFA	2010	Portfolio Manager. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, he worked at FactSet Research Systems as a Portfolio

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
			Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

	Dennis Lai	2010	Portfolio Manager. Mr. Lai joined the Group as a portfolio manager in June 2003, before which he spent two years as the head of Asian small and mid-cap research with Cazenove Asia. He is currently the fund manager for Allianz GIS RCM Little Dragons Fund. From 1994, Mr. Lai spent seven years as an investment manager with Special Assets. From 1991 to 1993 he served as chief financial officer for Bridestowe Estates in Australia. From 1986 to 1991 he worked in the accounting sector for Anglo Chinese Corporate Finance, Citicorp and Price Waterhouse in Hong Kong. Mr. Lai attained a Masters of Commerce, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of the Australian Society of Chartered Accountants since 1989 and an associate member of the Securities Institute of Australia since 1994.

	Koji Nakatsuka, CFA, CMA	2010	Portfolio Manager. Prior to joining RCM Japan in 2005 as Portfolio Manager for Mid/Small Caps, Mr. Nakatsuka was managing the Mid/Small Cap Investment Trust (“Issun Boushi”) for Goldman Sachs Asset Management for two years. At Schroder Investment Management Japan, he worked as Equity Analyst for Mid/Small Caps for two years. Mr. Nakatsuka earned his BA in Law at Sophia University.

	Andrew Neville	2010	Portfolio Manager. Mr. Neville joined RCM in July 2004 as a portfolio manager specializing in UK small and midcap company portfolios. He also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Mr. Neville joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Mr. Neville trained as a portfolio manager at AIB Govett Asset Management. Mr. Neville is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

**	The RCM Global Small-Cap Fund’s portfolio management team consists of two U.S.-based portfolio managers, Ms. Laufersweiler and Mr. McCarthy, who are responsible for North American security selection and the Fund’s overall global portfolio construction. They are supported by regional portfolio managers Mr. Lai, who is responsible for Asia-Pacific (ex-Japan) investment opportunities, Mr. Nakatsuka, who is responsible for Japanese investment opportunities, and Mr. Neville, who is responsible for identifying European investment opportunities. Ms. Laufersweiler serves as the Lead Portfolio Manager.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 7, 2010
to the Statement of Additional Information
Dated November 1, 2009 (as revised August 25, 2010)
Disclosure Related to Allianz RCM Global Small-Cap Fund (the “Fund”)
     The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Louise M. Laufersweiler, Timothy McCarthy, Dennis Lai, Koji Nakatsuka and Andrew Neville share primary responsibility for the management of the Fund, with Ms. Laufersweiler serving as Lead portfolio manager.
     Information regarding other accounts managed by Mrs. Laufersweiler and Messrs. McCarthy, Lai and Neville, as well as their ownership of securities of the Fund, is currently provided in the SAI. Mr. Nakatsuka’s other accounts managed information and ownership of securities of the Fund, each as of June 30, 2010, is provided below.
     Other Accounts Managed

					Other Registered
Portfolio Manager	Other Pooled Vehicles		Other Accounts		Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Koji Nakatsuka	1	49	1	5	0	0
     Accounts and Assets for Which Advisory Fee is Based on Performance

					Other Registered
Portfolio Manager	Other Pooled Vehicles		Other Accounts		Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Koji Nakatsuka	0	0	0	0	0	0
     Securities Ownership

RCM Global Small-Cap Fund	Dollar Range of Equity Securities
Koji Nakatsuka	None